Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Assets Measured At Fair Value On A Recurring And Nonrecurring Basis

		Fair Value Measurements as of December 31, 2013 Using
	December 31, 2013 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured on a recurring basis:
Securities available for sale:
Mortgage-backed securities
- Fixed rate	$45,337	$-	$45,337	$-
- Variable rate	4,852	-	4,852	-
Municipals
- Taxable	8,970	-	8,970	-
- Tax exempt	1,573	-	1,573	-
Collateralized mortgage obligations	8,453	-	8,453	-
Cash flow hedge - asset	192	-	192	-
Cash flow hedge - liability	(191)	-	(191)	-
Interest rate derivative - asset	135	-	135	-
Interest rate derivative - liability	(113)	-	(113)	-
Assets measured on a nonrecurring basis:
Impaired loans	11,041	-	-	11,041
Other real estate owned	199	-	-	199

		Fair Value Measurements as of December 31, 2012 Using
	December 31, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured on a recurring basis:
Securities available for sale:
Mortgage-backed securities
- Fixed rate	$44,240	$-	$44,240	$-
- Variable rate	2,181	-	2,181	-
Municipals	1,000	-	1,000	-
Collateralized mortgage obligations	10,130	-	10,130	-
Cash flow hedge	(283)	-	(283)	-
Interest rate derivative - asset	124	-	124	-
Interest rate derivative - liability	(140)	-	(140)	-
Assets measured on a nonrecurring basis:
Impaired loans	13,148	-	-	13,148
Other real estate owned	276	-	-	276

Carrying Amounts And Approximate Fair Values Of The Company's Financial Assets And Liabilities

	December 31, 2013		Fair Value Measurements as of December 31, 2013 Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and due from banks	$24,944	$24,944	$24,944	$-	$-
Federal funds sold	5,749	5,749	-	5,749	-
Securities available for sale	69,185	69,185	-	69,185	-
Loans held for sale	3,363	3,363	-	3,363	-
Loans held for investment, net	533,137	534,232	-	-	534,232
Cash flow hedge	192	192	-	192	-
Interest rate derivative	135	135	-	135	-
Accrued interest receivable	2,403	2,403	-	2,403	-
Financial liabilities:
Cash flow hedge	$191	$191	$-	$191	$-
Interest rate derivative	113	113	-	113	-
Long-term borrowings	20,000	20,000	-	20,000	-
Deposits	569,198	568,775	-	568,775	-
Accrued interest payable	215	215	-	215	-

	December 31, 2012		Fair Value Measurements as of December 31, 2012 Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and due from banks	$9,457	$9,457	$9,457	$-	$-
Federal funds sold	2,906	2,906	-	2,906	-
Securities available for sale	57,551	57,551	-	57,551	-
Loans held for sale	80,867	80,867	-	80,867	-
Loans held for investment, net	379,006	380,322	-	-	380,322
Interest rate derivative	124	124	-	124	-
Accrued interest receivable	1,606	1,606	-	1,606	-
Financial liabilities:
Cash flow hedge	$283	$283	$-	$283	$-
Interest rate derivative	140	140	-	140	-
Long-term borrowings	20,000	20,000	-	20,000	-
Deposits	453,231	453,813	-	453,813	-
Accrued interest payable	232	232	-	232	-